Variable Interest Entities - Schedule of Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Current assets:
Cash and cash equivalents	$ 231	$ 167
Accounts receivable, net	102	70
Deferred costs	137	111
Other current assets	42	49
Current assets of discontinued operations	402	434
Total current assets	914	831
Property and equipment, net	115	115
Goodwill	1,018	1,018	$ 1,018
Identified intangible assets, net	729	980
Deferred tax assets	24	21
Other long-term assets	68	58
Long-term assets of discontinued operations	2,560	2,765
Total assets	5,428	5,788
Current liabilities:
Accounts payable and other current liabilities	227	145
Accrued compensation and benefits	179	188
Accrued marketing	118	87
Income taxes payable	14	15
Long-term debt, current portion	44	43
Lease liabilities, current portion	10	13
Deferred revenue	823	710
Current liabilities of discontinued operations	970	959
Total current liabilities	2,385	2,160
Long-term debt, net	3,943	4,669
Deferred tax liabilities	5	156
Other long-term liabilities	153	119
Deferred revenue, less current portion	80	67
Long-term liabilities of discontinued operations	662	711
Total liabilities	7,228	7,882
Stockholders' equity/members' deficit:
Members' deficit		(647)
Total deficit	(6,640)	(2,094)
Total liabilities, redeemable noncontrolling interests and deficit	5,428	$ 5,788
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	231
Accounts receivable, net	102
Deferred costs	137
Other current assets	42
Current assets of discontinued operations	402
Total current assets	914
Property and equipment, net	115
Goodwill	1,018
Identified intangible assets, net	729
Deferred tax assets	25
Receivable from Parent, net	46
Other long-term assets	67
Long-term assets of discontinued operations	2,560
Total assets	5,474
Current liabilities:
Accounts payable and other current liabilities	211
Accrued compensation and benefits	179
Accrued marketing	118
Income taxes payable	14
Long-term debt, current portion	44
Lease liabilities, current portion	10
Deferred revenue	823
Current liabilities of discontinued operations	970
Total current liabilities	2,369
Long-term debt, net	3,943
Deferred tax liabilities	5
Other long-term liabilities	153
Deferred revenue, less current portion	80
Long-term liabilities of discontinued operations	662
Total liabilities	7,212
Stockholders' equity/members' deficit:
Members' deficit	(646)
Total deficit	(1,738)
Total liabilities, redeemable noncontrolling interests and deficit	5,474
Variable Interest Entity, Not Primary Beneficiary | Continuing LLC Owners
Stockholders' equity/members' deficit:
Members' deficit	$ (1,092)